Operating Costs and Expenses (Details 4) - Restated One [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	R$ 92,235	R$ 717,531	R$ 294,844
Provision Reversal For Litigations [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	157,668	623,742	174,225
Power Generation Concession Contract [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	(3,193)	9,061	(2,604)
Property Plant And Equipment Expense [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	(174,500)	(34,435)	(9,161)
Allowance For Doubtful Accounts Client And Other Credits [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	109,435	124,068	127,837
Tax Credits Estimated Losses [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	2,825	(4,905)	4,547
Provision For Losses On Equity Interests [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals